UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                      ARDEN SAGE MULTI-STRATEGY FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21778

                                   REGISTRANT
                      ARDEN SAGE MULTI-STRATEGY FUND, LLC
                          375 PARK AVENUE, 32ND FLOOR
                               NEW YORK, NY 10152
                                  212-751-5252

                               AGENT FOR SERVICE
                               CRAIG KRAWIEC, CEO
                          375 PARK AVENUE, 32ND FLOOR
                               NEW YORK, NY 10152
                                  212-751-5252


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2013 TO JUNE 30, 2014
                                    ________

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report. See also Form N-PX for Arden Sage Multi Strategy Master Fund, L.L.C. filed on the same date hereof.

                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Arden Sage Multi-Strategy Fund, LLC

/s/ Craig Krawiec

Chief Executive Officer

Date:  August 22, 2014